Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of Loans Receivable [Table Text Block]

Set forth below is selected data relating to the composition of the loan portfolio at December 31:

	December 31, 2013		December 31, 2012
Real Estate-Residential	$158,842	31.6%	$150,043	31.4%
Commercial	273,144	54.2	274,484	57.5
Construction	20,551	4.1	13,435	2.8
Commercial, financial and agricultural	35,745	7.1	25,113	5.3
Consumer loans to individuals	15,295	3.0	14,154	3.0
Total loans	503,577	100.0%	477,229	100.0%

Deferred fees, net	(480)		(519)
Total loans receivable	503,097		476,710
Allowance for loan losses	(5,708)		(5,502)
Net loans receivable	$497,389		$471,208

Loans Acquired And Accounted For in Accordance With ASC 310-30 [Table Text Block]

The carrying value of the loans acquired and accounted for in accordance with ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired in the North Penn acquisition as of May 31, 2011:

(In thousands)

Unpaid principal balance	$1,936
Interest	1,669
Contractual cash flows	3,605
Non-accretable discount	(1,724)
Expected cash flows	1,881
Accretable discount	(329)
Estimated fair value	$1,552

Changes In The Accretable Yield For Purchased Credit Impaired Loans [Table Text Block]

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2013	2012	2011
Balance at beginning of period	$76	$171	$329
Accretion	(56)	(95)	(67)
Reclassification and other	-	-	(91)
Balance at end of period	$20	$76	$171

Additional Information Regarding Loans Acquired and Accounted for in Accordance with ASC 310-30 [Table Text Block]

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	December 31, 2013	December 31, 2012

Outstanding Balance	$1,110	$1,145
Carrying Amount	$1,090	$1,069

Schedule of Loans Individually and Collectively Evaluated for Impairment [Table Text Block]

The following table shows the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2013
Individually evaluated for impairment	$-	$11,519	$-	$-	$-	$11,519
Loans acquired with deteriorated credit quality	242	848	-	-	-	1,090
Collectively evaluated for impairment	158,600	260,777	20,551	35,745	15,295	490,968
Total Loans	$158,842	$273,144	$20,551	$35,745	$15,295	$503,577

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2012
Individually evaluated for impairment	$-	$10,246	$-	$310	$-	$10,556
Loans acquired with deteriorated credit quality	270	799	-	-	-	1,069
Collectively evaluated for impairment	149,773	263,439	13,435	24,803	14,154	465,604
Total Loans	$150,043	$274,484	$13,435	$25,113	$14,154	$477,229

Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2013	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$242	$251	$-
Commercial	10,644	14,400	-
Subtotal	10,886	14,651	-
With an allowance recorded:
Real Estate Loans
Commercial	1,723	1,723	53
Subtotal	1,723	1,723	53
Total:
Real Estate Loans
Residential	242	251	-
Commercial	12,367	16,123	53
Total Impaired Loans	$12,609	$16,374	$53

		Unpaid Principal
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2012		(in thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$270	$286	$-
Commercial	10,494	10,554	-
Commercial Loans	310	310	-
Subtotal	11,074	11,150	-
With an allowance recorded:
Real Estate Loans
Commercial	551	551	9
Subtotal	551	551	9
Total:
Real Estate Loans
Residential	270	286	-
Commercial	11,045	11,105	9
Commercial Loans	310	310	-
Total Impaired Loans	$11,625	$11,701	$9

The following information for impaired loans is presented for the year ended December 31, 2013 and 2012:

	Average Recorded		Interest Income
	Investment		Recognized
	2013	2012	2013	2012
	(In thousands)
Total:
Real Estate Loans
Residential	$252	$281	$5	$5
Commercial	10,328	12,108	236	226
Commercial Loans	-	340	-	2
Total Loans	$10,580	$12,729	$241	$233

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

The following is a summary of troubled debt restructurings granted during the twelve month period ended December 31, 2013 (in thousands):

	For the Twelve Months Ended December 31, 2013
	Number Of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Real Estate Loans: Commercial	5	$5,147	$5,147

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2013 and December 31, 2012 (in thousands):

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2013
Commercial real estate loans	$250,566	$3,651	$18,927	$-	$-	$273,144
Commercial loans	35,745	-	-	-	-	35,745
Total	$286,311	$3,651	$18,927	$-	$-	$308,889

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2012
Commercial real estate loans	$251,484	$11,245	$11,755	$-	$-	$274,484
Commercial loans	24,427	318	368	-	-	25,113
Total	$275,911	$11,563	$12,123	$-	$-	$299,597

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits.  The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2013 and December 31, 2012 (in thousands):

	Performing	Nonperforming	Total
December 31, 2013
Residential real estate loans	$157,138	$1,704	$158,842
Construction	20,551	-	20,551
Consumer loans	15,295	-	15,295
Total	$192,984	$1,704	$194,688

	Performing	Nonperforming	Total
December 31, 2012
Residential real estate loans	$147,197	$2,846	$150,043
Construction	13,435	-	13,435
Consumer loans	14,154	-	14,154
Total	$174,786	$2,846	$177,632

Loan Portfolio Summarized by the Past Due Status [Table Text Block]

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2013 and December 31, 2012 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2013
Real Estate loans
Residential	$156,066	$1,018	$54	$-	$1,704	$2,776	$158,842
Commercial	263,837	977	487	-	7,843	9,307	273,144
Construction	20,551	-	-	-	-	-	20,551
Commercial loans	35,717	28	-	-	-	28	35,745
Consumer loans	15,228	57	10	-	-	67	15,295
Total	$491,399	$2,080	$551	$-	$9,547	$12,178	$503,577

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2012
Real Estate loans
Residential	$146,847	$94	$256	$-	$2,846	$3,196	$150,043
Commercial	261,527	2,333	598	-	10,026	12,957	274,484
Construction	13,363	72	-	-	-	72	13,435
Commercial loans	24,785	-	-	-	328	328	25,113
Consumer loans	14,029	114	11	-	-	125	14,154
Total	$460,551	$2,613	$865	$-	$13,200	$16,678	$477,229

Allowance for Loan Losses and Recorded Investment in Financing Receivables [Table Text Block]

The following table presents changes in the allowance for loan losses:

	Year ended December 31,
	(dollars in thousands)
	2013	2012	2011

Allowance at beginning of period	$5,502	$5,458	$5,616
Charge-offs:
Commercial and all other	(4)	(24)	(2)
Real Estate	(2,131)	(2,354)	(1,735)
Consumer	(90)	(59)	(109)
Total	(2,225)	(2,437)	(1,846)
Recoveries:
Commercial and all other	-	-	5
Real Estate	9	7	51
Consumer	22	24	57
Total	31	31	113
Provision for loan losses	2,400	2,450	1,575
Allowance at end of period	$5,708	$5,502	$5,458

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Charge Offs	(603)	(1,488)	(40)	(4)	(90)	(2,225)
Recoveries	9	-	-	-	22	31
Provision for loan losses	238	1,330	819	(35)	48	2,400
Ending balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Ending balance individually evaluated for impairment	$-	$53	$-	$-	$-	$53
Ending balance collectively evaluated for impairment	$1,441	$2,972	$898	$184	$160	$5,655

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Charge Offs	(541)	(1,632)	(181)	(24)	(59)	(2,437)
Recoveries	7	-	-	-	24	31
Provision for loan losses	1,074	977	228	100	71	2,450
Ending balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Ending balance individually evaluated for impairment	$-	$9	$-	$-	$-	$9
Ending balance collectively evaluated for impairment	$1,797	$3,174	$119	$223	$180	$5,493